Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure
Goodwill And Intangible Assets Disclosure

Note 8. Intangible Assets and Liabilities and Goodwill

In connection with our acquisitions of properties, we have recorded net lease intangibles which are being amortized over periods ranging from one year to 40 years. In-place lease, tenant relationship and above-market rent intangibles are included in Intangible assets and goodwill, net in the consolidated financial statements. Below-market rent intangibles are included in Accounts payable, accrued expenses and other liabilities in the consolidated financial statements.

In connection with our investment activity during the year ended December 31, 2012, comprised of the Merger (Note 3) and the Walgreens acquisition (Note 5), we have recorded net lease intangibles comprised as follows (dollars in thousands):

		Initially	Measurement	As
	Weighted-Average	Reported at	Period	Revised at
	Life	September 30, 2012	Adjustments	December 31, 2012
Amortizable Intangible Assets
Lease intangibles:
In-place lease	12.9	$413,198	$5,322	$418,520
Above-market rent	11.7	284,174	790	284,964
Total intangible assets		$697,372	$6,112	$703,484

Amortizable Intangible Liabilities
Below-market rent	29.9	$(79,312)	$(1,111)	$(80,423)
Above-market ground lease	11.8	(6,896)	-	(6,896)

Unamortizable Intangible Liabilities
Below-market purchase option		(16,711)	314	(16,397)
Total intangible liabilities		$(102,919)	$(797)	$(103,716)

In connection with the Merger, we recorded goodwill of $268.7 million as a result of the Merger Consideration exceeding the fair value of the assets acquired and liabilities assumed (Note 3). The goodwill was attributed to our Real Estate Ownership reporting unit as it relates to the real estate assets we acquired. The following table presents a reconciliation of our goodwill (in thousands):

	Investment	Real Estate
	Management	Ownership	Total
Balance at January 1, 2010	$63,607	$-	$63,607
Activity	-	-	-
Balance at December 31, 2010	63,607	-	63,607
Activity	-	-	-
Balance at December 31, 2011	63,607	-	63,607
Acquisition of CPA®:15	-	268,683	268,683
Allocation of goodwill to dispositions of properties within the reporting unit (a)	-	(3,158)	(3,158)
Balance at December 31, 2012	$63,607	$265,525	$329,132

Intangible assets and liabilities and goodwill are summarized as follows (in thousands):

	December 31,
	2012			2011
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Total	Amount	Amortization	Total
Amortizable Intangible Assets
Management contracts	$32,765	$(31,283)	$1,482	$32,765	$(30,172)	$2,593
	32,765	(31,283)	1,482	32,765	(30,172)	2,593
Lease Intangibles: (a)
In-place lease	474,629	(27,351)	447,278	62,162	(17,585)	44,577
Other intangibles	8,149	(3,406)	4,743	10,968	(4,586)	6,382
Above-market rent	293,627	(13,742)	279,885	9,905	(5,082)	4,823
	776,405	(44,499)	731,906	83,035	(27,253)	55,782
Unamortizable Goodwill and Indefinite-Lived Intangible Assets
Goodwill	329,132	-	329,132	63,607	-	63,607
Trade name	3,975	-	3,975	3,975	-	3,975
	333,107	-	333,107	67,582	-	67,582
Total Intangible Assets	$1,142,277	$(75,782)	$1,066,495	$183,382	$(57,425)	$125,957

Amortizable Intangible Liabilities
Below-market rent	$(86,171)	$3,227	$(82,944)	$(6,455)	$1,482	$(4,973)
Above-market ground lease	(6,896)	103	(6,793)	-	-	-
	(93,067)	3,330	(89,737)	(6,455)	1,482	(4,973)
Unamortizable Intangible Liabilities
Below-market purchase option	(16,711)	-	(16,711)	-	-	-
Total Intangible Liabilities	$(109,778)	$3,330	$(106,448)	$(6,455)	$1,482	$(4,973)

__________

  The fair value of the below-market purchase option was equal to the residual value at the date of acquisition.

Net amortization of intangibles, including the effect of foreign currency translation, was $24.7 million, $4.0 million and $1.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization of below-market rent, above-market rent and above-market ground lease intangibles is recorded as an adjustment to Lease revenues, while amortization of in-place lease and tenant relationship intangibles is included in Depreciation and amortization.

Based on the intangible assets and liabilities recorded at December 31, 2012, scheduled annual net amortization of intangibles, which are inclusive of those properties in continuing and discontinued operations, for each of the next five years and thereafter is as follows (in thousands):

Years Ending December 31,	Total
2013	$84,274
2014	79,533
2015	72,016
2016	70,050
2017	66,667
Thereafter	271,111
Total	$643,651